Document and Entity Information	Nov. 02, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000049754
Document Type	8-K/A
Document Period End Date	Nov. 02, 2022
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	450 North Brand Boulevard
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203-2306
City Area Code	(818)
Local Phone Number	240-6055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by Dine Brands Global, Inc. (the “Corporation”) with the Securities and Exchange Commission on November 2, 2022.